Segment Reporting and Geographic Information	12 Months Ended
Dec. 25, 2021
Segment Reporting [Abstract]
Segment Reporting and Geographic Information

21.  Segment Reporting and Geographic Information:

The Company’s segment reporting structure uses the Company’s management reporting structure as the foundation for how the Company manages its business. The Company periodically evaluates its segment reporting structure in accordance with ASC 350-20-55 and has concluded that it has three reportable segments as of December 25, 2021.

The segments are as follows:

●	Hardware and Protective Solutions
●	Robotics and Digital Solutions
●	Canada

The Hardware and Protective Solutions segment distributes fasteners and related hardware items, threaded rod, personal protective equipment, and letters, numbers, and signs to hardware stores, home centers, mass merchants, and other retail outlets primarily in the United States and Mexico.

The Robotics and Digital Solutions segment consists of key duplication and engraving kiosks that can be operated directly by the consumer. The kiosks operate in retail and other high-traffic locations offering customized licensed and unlicensed products targeted to consumers in the respective locations. It also includes our associate-assisted key duplication systems and key accessories. The Robotics and Digital Solutions segment also includes Resharp, our robotic knife sharpening business, and Instafob, which specializes in RFID ("Radio Frequency Identification") key duplication technology.

The Canada segment distributes fasteners and related hardware items, threaded rod, keys, key duplicating systems, accessories, personal protective equipment, and identification items, such as tags and letters, numbers, and signs to hardware stores, home centers, mass merchants, industrial distributors, automotive aftermarket distributors, and other retail outlets and industrial Original Equipment Manufacturers (“OEMs”) in Canada. The Canada segment also produces fasteners, stampings, fittings, and processes threaded parts for automotive suppliers and industrial OEMs.

The Company uses profit or loss from operations to evaluate the performance of its segments, and does not include segment assets or non-operating income/expense items for management reporting purposes. Profit or loss from operations is defined as income from operations before interest and tax expenses. Segment revenue excludes sales between segments, which is consistent with the segment revenue information provided to the Company’s Chief Operating Decision Maker (“CODM”).

The table below presents revenues and income (loss) from operations for the reportable segments for the years ended December 25, 2021, December 26, 2020, and December 28, 2019.

	Year Ended	Year Ended	Year Ended
	December 25,	December 26,	December 28,
	2021	2020	2019
Revenues
Hardware and Protective Solutions	$1,024,974	$1,024,392	$853,016
Robotics and Digital Solutions	249,528	209,287	236,086
Canada	151,465	134,616	125,260
Total revenues	$1,425,967	$1,368,295	$1,214,362
Segment Income (Loss) from Operations
Hardware and Protective Solutions	$(17,185)	$67,313	$14,204
Robotics and Digital Solutions	23,558	3,177	3,385
Canada	3,941	(4,724)	(9,894)
Total segment income from operations	$10,314	$65,766	$7,695